SEGMENT REPORTING (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
United States [Member] | Land and Building [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 112,713	$ 104,327